Share Capital (Details Narrative) - Private Placements [Member] - USD ($)	Mar. 19, 2018	Mar. 12, 2018
Aggregate of subscription receipts	9,113,659	9,113,659
Price per subscription	$ 0.60	$ 0.60
Aggregate gross proceeds subscription receipts	$ 5,468,195	$ 5,468,195
Cash finder's fees	$ 29,400	$ 29,400
Number of common stock shares issued	160,865	160,865
Shares issued price per share	$ 0.60	$ 0.60
Shares issuable upon conversion of the subscription receipts, percentage	50.00%	50.00%